Note 28 - Other Commitments and Contingent Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingent Liabilities [Line Items]
Irrevocable lending commitments	[1]	€ 202,595	€ 184,634
Revocable lending commitments		48,425	49,798
Contingent liabilities		67,214	59,394
Total		€ 318,234	€ 293,825

[1]	Prior year’s comparatives aligned to presentation in the current year